Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
GMO Trust | GMO Flexible Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FLEXIBLE EQUITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI World Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction. The factors considered and investment methods used by the Manager can change over time.

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by non-U.S. and U.S. companies, growth and value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Manager does not manage the Fund to, or control the Fund’s risk relative to, the Fund’s benchmark.

		The Fund also may invest in U.S. Treasury Fund and unaffiliated money market funds.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, the Fund’s benchmark.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan. For so long as this is the case, the Fund’s performance will be affected by political, social and economic conditions in Japan. The Japanese economy and financial markets produced disappointing returns from 1990-2003 and have been volatile since that time. In the past, the economy has faced a number of problems, such as non-performing loans, deflation, a large government budget deficit, and a number of high profile bankruptcies, and these problems may continue to affect economic performance. Japanese institutional investors such as banks, insurance companies and pension funds have been large sellers of equities particularly since 2001, and such sales could negatively affect investment returns. An earthquake and tsunami that hit the Tohoku region of Japan on March 11, 2011 triggered supply shortages in some of Japan’s key industries, affecting companies around the world. In addition, the earthquake and tsunami caused massive damage and equipment failure at the nuclear power plants at Fukushima, which resulted in electricity shortages and the release of radioactive material. It not clear what effect damage caused by the earthquake and tsunami, as well as the Fukushima nuclear incident, will have on the Japanese economy, and additional natural disasters are possible in the future. The Fund’s equity investments tied economically to Japan also may be impacted by events and trends outside of Japan. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may be affected by economic trouble in the United States. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic trouble in those countries. Poor performance of the global economy could negatively affect equity returns in Japan or lead to recession in Japan. All of these risks could reduce the value of an investment in the Fund.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments tied economically to Japan, creates more risk than if the Fund’s investments were less correlated.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 20.74% (2Q2009) Lowest Quarter: –24.04% (1Q2009) Year-to-Date (as of 3/31/13): 17.38%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Trust | GMO Flexible Equities Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72	[2]
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	948
1 Year	rr_ExpenseExampleNoRedemptionYear01	72	[2]
3 Years	rr_ExpenseExampleNoRedemptionYear03	239
5 Years	rr_ExpenseExampleNoRedemptionYear05	421
10 Years	rr_ExpenseExampleNoRedemptionYear10	948
2009	rr_AnnualReturn2009	(10.03%)
2010	rr_AnnualReturn2010	2.22%
2011	rr_AnnualReturn2011	(8.92%)
2012	rr_AnnualReturn2012	16.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO Trust | GMO Flexible Equities Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62	[2]
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	372
10 Years	rr_ExpenseExampleYear10	840
1 Year	rr_ExpenseExampleNoRedemptionYear01	62	[2]
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	372
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 840
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO Trust | GMO Flexible Equities Fund | Return After Taxes on Distributions | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Incept.	rr_AverageAnnualReturnSinceInception	0.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008	[3]
GMO Trust | GMO Flexible Equities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Incept.	rr_AverageAnnualReturnSinceInception	0.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008	[3]
GMO Trust | GMO Flexible Equities Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	13.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008
GMO Trust | GMO Flexible Equities Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class VI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	13.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2008

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	After reimbursement
[3]	For periods prior to the public offering of the Fund's shares, which began on October 29, 2009, the Fund's after-tax returns reflect dividends that included certain non-deductible investment expenses.